THE BEEHIVE FUND (the “Fund”)

Supplement dated August 11, 2022 to the Prospectus dated May 1, 2022

1.	The sub-section entitled “Portfolio Managers” in the section entitled “Management” on page 5 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers. James E. Breece, Paul F. Pfeiffer, and Daniel J. Wetchler are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Breece and Pfeiffer have served as portfolio managers for the fund since April 2013. Mr. Wetchler has served as portfolio manager for the fund since June 2022.

2.	The sub-section entitled “Portfolio Managers” in section entitled “Managers” on page 10 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

James E. Breece, Paul F, Pfeiffer, and Daniel J. Wetchler, each a member of the investment team of the Advisor, co-manage the Fund’s portfolio. Messrs. Breece, Pfeiffer, and Wetchler are jointly and primarily responsible for securities selection in the Fund and perform all aspects of the Fund’s management.

James E. Breece, CFA, is a principal of the Advisor. Since joining the Advisor in 2010, Mr. Breece has served as a Portfolio Manager. Prior to joining the Advisor, Mr. Breece was associated with Abacus & Associates Inc.

Paul F. Pfeiffer is a principal of the Advisor. Since joining the Advisor in 2009, Mr. Pfeiffer has served as a Portfolio Manager. Prior to joining the Advisor, Mr. Pfeiffer served as lead manager of MB Investment Partners’ Growth Equity Strategy from 2002.

Daniel J. Wetchler, CFA, joined Spears Abacus in 2020 as a Senior Analyst. Prior to joining the Advisor, Mr. Wetchler was a Senior Analyst at Integre Asset Management, LLC. He began his career in 2010 as an Equity Research Associate covering the financials sector at Evercore Partners.

The SAI provides additional information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and the ownership of Fund shares by the portfolio managers.

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For more information, please contact a Fund customer service representative at (866) 684-4915 (toll free).

PLEASE RETAIN FOR FUTURE REFERENCE.

THE BEEHIVE FUND (the “Fund”)

Supplement dated August 11, 2022 to the Statement of Additional Information (“SAI”) dated May 1, 2022

1.	The table under the heading “Information Concerning Accounts Managed by Portfolio Managers” in the section entitled “F. Investment Advisor” beginning on page 19 of the SAI is hereby deleted in its entirety and replaced with the following:

Information Concerning Accounts Managed by Portfolio Managers. The following table provides information regarding other accounts managed by the portfolio managers as of June 30, 2022:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
James E. Breece	None	None	414 accounts $1.44 billion	None	None	None
Paul F. Pfeiffer	None	None	414 accounts $1.44 billion	None	None	None
Daniel J. Wetchler	None	None	414 accounts $1.44 billion	None	None	None

2.	The table under the heading “Portfolio Manager Ownership in the Fund” on page 21 of the SAI is hereby deleted in its entirety and replaced with the following:

Portfolio Manager Ownership in the Fund. The Advisor has provided the following information regarding each portfolio manager’s ownership in the Fund:

Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of June 30, 2022
James E. Breece	$100,001 - $500,000
Paul F. Pfeiffer	$100,001 - $500,000
Daniel J. Wetchler	$50,001 - $100,000

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For more information, please contact a Fund customer service representative at (866) 684-4915 (toll free).

PLEASE RETAIN FOR FUTURE REFERENCE.